Form N-1A Cover	Mar. 01, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 19, 2025
Prospectus Date	Mar. 01, 2025